Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value Measurements and Fair Value of Financial Instruments [Abstract]
Financial Assets Measured at Fair Value on a Recurring Basis [Table Text Block]

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
September 30, 2013
Securities available for sale:
U.S. Government Agencies	$18,826	$—	$18,826	$—
Corporate bonds	4,306	—	4,306	—
Municipal bonds	3,727	—	3,727	—
Mortgage-backed securities	13,561	—	13,561	—
	(In thousands)
September 30, 2012
Securities available for sale:
U.S. Government Agencies	$24,088	$—	$24,088	$—
Corporate bonds	4,599	—	4,599	—
Municipal bonds	3,892	—	3,892	—
Mortgage-backed securities	15,782	—	15,782	—

Financial Assets Measured at Fair Value on a Non-Recurring Basis [Table Text Block]

Description	Fair Value		(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
			(In thousands)
September 30, 2013
Impaired loans subject to specific valuation allowances	$		$—	$—	$-

September 30, 2012
Impaired loans subject to specific valuation allowances		$1,444	$—	$—	$1,444

Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis [Table Text Block]

(Dollars in thousands)
Impaired loans	Fair value estimate	Valuation techniques	Unobservable input	Range	Weighted average
September 30, 2012	$1,444	Discounted cash flows (1)	Liquidation expenses (2)	-1.46% to -6.47%-	-3.24%

Fair Value, by Balance Sheet Grouping [Table Text Block]

Description	Carrying Amount	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
September 30, 2013		(In thousands)
Financial assets:
Cash and cash equivalents	$2,477	$2,477	$2,477	$—	$—
Securities available-for-sale	40,420	40,420	—	40,420	—
Loans held for sale	337	337	—	337
Loans receivable	207,996	224,884	—	—	224,884
Accrued interest receivable	954	954	—	954	—
Financial liabilities:
Deposits	212,312	213,595	----	213,595	—
FHLB-NY advances	19,889	20,976	—	20,976	—
Accrued interest payable	130	130	----	130	—

The carrying amounts and estimated fair values of financial instruments at September 30, 2012 are summarized as follows:

Description	Carrying Amount	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
September 30, 2012		(In thousands)
Financial assets:
Cash and cash equivalents	$1,841	$1,841	$1,841	$—	$—
Securities available-for-sale	48,361	48,361	—	48,361	—
Loans held for sale	2,426	2,426	—	2,426	—
Loans receivable	201,462	228,507	—	—	228,507
Accrued interest receivable	1,006	1,006	---	1,006	—
Financial liabilities:
Deposits	203,516	205,054	---	205,054	—
FHLB-NY advances	37,130	38,366	—	38,366	—
Accrued interest payable	93	93	---	93	—